Corporate information (Details) - country	Jun. 30, 2026	Jun. 30, 2025	Apr. 23, 2025
YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of transactions between related parties
Percentage of voting interests acquired			100.00%
Minimum number of countries covered by delivery network			170
MYT Holding LLC
Disclosure of transactions between related parties
Shares held by company	47.60%	48.60%
Richemont italia Holding S.P.A
Disclosure of transactions between related parties
Shares held by company	35.60%	36.40%